Taxes Recoverable and Payable (Details) - Schedule of Taxes Recoverable and Payable - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Taxes Recoverable and Payable [Abstract]
Taxes recoverable	$ 488	$ 444
Less: Taxes payable	(13)	(13)
Total	$ 475	$ 431